Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2025	May 31, 2024	Feb. 28, 2025	Feb. 29, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,594,018)	$ (4,194,359)	$ (18,935,592)	$ (20,708,716)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	482,076	297,549	1,480,636	854,047
Impairment on revenue earning devices				584,177
Inventory provision (recovery)			(494,000)	437,820
Gain on disposal of fixed assets				(16,426)
Bad debts expense	48,982	13,000	83,682	42,892
Inventory provision		210,000
Reduction of right of use asset	33,865	31,425	119,151	120,131
Accretion of lease liability	27,428	31,065	118,502	130,020
Stock based compensation	80,355	83,323	1,831,685	1,793,599
Amortization of debt discounts	47,089	27,625	271,234	2,384,163
Gain on settlement of debt			(468,262)	(38,740)
Increase in related party accrued payroll and interest	5,700	17,575	71,927	105,101
Changes in operating assets and liabilities:
Accounts receivable	424,655	126,620	(694,929)	(533,952)
Prepaid expenses	104,498	167,562	(160,393)	(29,591)
Deposit on right of use asset	(13,187)
Device parts inventory	(480,951)	(1,070,087)	(2,464,468)	(3,549,121)
Accounts payable and accrued expenses	524,109	(21,083)	505,068	1,294,286
Customer deposits	(487)	(11,469)	17,876	63,802
Operating lease liability payments	(58,962)	(58,715)	(225,413)	(233,147)
Deferred compensation for CFO	(1,246,687)		1,663,833
Current portion of deferred variable payment obligations for Payments	301,287	192,323	996,881	362,200
Accrued interest payable	993,063	1,111,815	4,086,194	3,985,712
Net cash used in operating activities	(3,321,185)	(3,045,831)	(12,196,388)	(12,951,743)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(8,422)	(19,132)	(23,724)	(22,165)
Purchase of trademarks	(1,298)	(2,596)	(6,241)
Purchase of investment (convertible note receivable)			(50,000)
Reimbursement of security deposit				5,359
Proceeds on disposal of fixed assets				21,000
Net cash used in investing activities	(9,720)	(21,728)	(79,965)	4,194
CASH FLOWS FROM FINANCING ACTIVITIES:
Share proceeds net of issuance costs	2,839,777	2,682,592	12,702,010	10,825,895
Proceeds on issuance of Series B Preferred Shares		278,000	278,000
Redemption of Series B Preferred Shares		(128,856)	(389,188)
Proceeds on issuance of Series C Preferred Shares			278,580
Net borrowings loan payable-related party				(54,179)
Proceeds from loans payable		350,000	350,000	1,750,000
Repayment of loans payable	(50,000)	(27,000)	(183,000)	(408,000)
Net cash provided by financing activities	2,789,777	3,154,736	13,036,402	12,113,716
Net change in cash	(541,128)	87,177	760,049	(833,833)
Cash, beginning of period	865,975	105,926	105,926	939,759
Cash, end of period	324,847	193,103	865,975	105,926
Supplemental disclosure of cash and non-cash transactions:
Cash paid for interest	8,910	25,015	94,517	17,726
Cash paid for income taxes
Noncash investing and financing activities:
Transfer from device parts inventory to fixed assets and revenue earning devices	917,294	1,161,219
Exchange of notes payable and accrued interest for common shares	1,250,500
Cumulative Effect Adjustment RFV discount per adoption of ASU 2020-06 at March 1, 2024		4,175,535	4,175,535
Series B or C preferred shares issued as dividend	12,073	2,568
Right of use asset for lease liability	$ 53,739			47,934
Transfer from device parts inventory to fixed assets			3,506,341	2,291,421
Proceeds of fixed asset disposition to loan payable, related party				21,000
Shares issued for services				44,460
Deferred compensation				538,767
Discount applied to face value of loans				200,000
Series F warrants issued along with debt				1,209,206
Exchange of Series F Preferred Shares for loans payable			400,000
Exchange of loans payable for common shares			562,000
Convertible note receivable exchanged for investment at cost			50,000
Dividend on Series B Preferred Shares paid in Series B Preferred Shares			$ 5,188